Finance Debt - Lines of Credit (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of long term debt [Line Items]
Amount Available (Lines of Credit)	$ 3,642
Used	1,005
Balance	2,637
Foreign countries [member]
Disclosure of long term debt [Line Items]
Amount Available (Lines of Credit)	6,000
Used	3,000
Balance	$ 3,000
Foreign countries [member] | Petroleo Brasileiro S-A [Member] | China Development Bank [Member]
Disclosure of long term debt [Line Items]
Date	Dec. 04, 2017
Maturity	Dec. 14, 2019
Amount Available (Lines of Credit)	$ 5,000
Used	3,000
Balance	$ 2,000
Foreign countries [member] | Petrobras Global Trading BV [Member] | China Exim [Member]
Disclosure of long term debt [Line Items]
Date	Oct. 24, 2016
Amount Available (Lines of Credit)	$ 1,000
Balance	$ 1,000
Brazil [member] | Petrobras Netherlands BV PNBV [member] | Brazilian Development Bank [Member]
Disclosure of long term debt [Line Items]
Date	Sep. 03, 2013
Maturity	Mar. 26, 2018
Amount Available (Lines of Credit)	$ 2,986
Used	824
Balance	$ 2,162
Brazil [member] | Petrobras Transporte S.A.-Transpetro [Member] | Brazilian Development Bank [Member]
Disclosure of long term debt [Line Items]
Date	Nov. 07, 2008
Maturity	Aug. 12, 2041
Amount Available (Lines of Credit)	$ 533
Used	171
Balance	$ 362
Brazil [member] | Petrobras Transporte S.A.-Transpetro [Member] | Banco Do Brasil [Member]
Disclosure of long term debt [Line Items]
Date	Jul. 09, 2010
Maturity	Apr. 10, 2038
Amount Available (Lines of Credit)	$ 24
Used	10
Balance	$ 14
Brazil [member] | Petrobras Transporte S.A.-Transpetro [Member] | Caixa Economica Federal [Member]
Disclosure of long term debt [Line Items]
Date	Nov. 23, 2010
Amount Available (Lines of Credit)	$ 99
Balance	$ 99